SCHEDULE OF EQUIPMENT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Equipment, gross		$ 7,236
Less: accumulated depreciation		(4,959)
Equipment, net		2,277
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross		1,101
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross		$ 6,135